CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON - Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Condensed Statement of Income Captions [Line Items]
Total comprehensive income (loss) for the year, net of tax	$ 739	$ (525)	[1]	$ (1,190)
Veon Ltd.
Condensed Statement of Income Captions [Line Items]
Total comprehensive income (loss) for the year, net of tax	$ 733	$ (138)		$ (1,081)

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.